RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Balance At Beginning Of The Year	$ 726	$ 808
Changes In Estimates	0	(105)
Unwinding Of Discount Related To Continuing Operations	21	47
Effect Of Movements In Exchange Rates	22	(24)
Balance At End Of The Year	$ 769	$ 726